Nature of Business (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 item	Sep. 30, 2012 item	Dec. 31, 2010	Dec. 31, 2011 Former operating company Series A-1 Convertible Preferred Stock	Nov. 30, 2011 Former operating company Series A-1 Convertible Preferred Stock	May 31, 2011 Former operating company Series A-1 Convertible Preferred Stock	Dec. 31, 2011 Former operating company Series A-1 Convertible Preferred Stock item
Organization
Number of product candidates in Phase 2 clinical development		2	2
Accumulated deficit		$ 122,359	$ 176,768	$ 128,252
Nature of Business
Proceeds from issuance of preferred stock	$ 20,098	$ 62,116			$ 21,428	$ 21,428	$ 21,428	$ 64,284
Number of tranches in which preferred stock is issued								3